CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IncomeStatementLineItems [Line Items]
Net operating revenue	R$ 29,932,474	R$ 28,136,627	R$ 26,744,905
Cost of electric energy services
Cost of electric energy	(18,370,994)	(17,838,165)	(16,901,518)
Cost of operation	(2,894,165)	(2,733,754)	(2,771,145)
Cost of services rendered to third parties	(2,089,732)	(1,775,339)	(2,074,611)
Gross profit	6,577,583	5,789,369	4,997,632
Operating expenses
Sales expenses	(699,910)	(608,184)	(590,232)
General and administrative expenses	(1,027,230)	(987,291)	(947,072)
Other operating expenses	(486,993)	(485,427)	(438,494)
Income from electric energy services	4,363,450	3,708,467	3,021,834
Equity interests in associates and joint ventures	349,090	334,198	312,390
Profit before finance results	4,712,540	4,042,664	3,334,224
Finance income (expenses)
Finance income	903,575	762,413	880,314
Finance expenses	(1,629,822)	(1,865,100)	(2,367,868)
Finance income (expenses)	(726,247)	(1,102,687)	(1,487,554)
Profit before taxes	3,986,293	2,939,977	1,846,670
Social contribution	(336,610)	(213,673)	(168,728)
Income tax	(901,386)	(560,310)	(434,901)
Total income tax and social contributions	(1,237,996)	(773,982)	(603,629)
Profit for the year	2,748,297	2,165,995	1,243,042
Profit attributable to the owners of the Company	2,702,671	2,058,040	1,179,750
Profit attributable to noncontrolling interests	R$ 45,626	R$ 107,955	R$ 63,292
Basic earnings per share attributable to owners of the Company (in R$ per shares)	R$ 2.48	R$ 2.02	R$ 1.16
Diluted earnings per share attributable to owners of the Company (in R$ per shares)	R$ 2.47	R$ 2.01	R$ 1.16
Allowance For Doubtful Accounts [Member]
Operating expenses
Sales expenses	R$ (233,424)	R$ (169,259)	R$ (155,097)
Other Sales Expenses [Member]
Operating expenses
Sales expenses	(461,275)	(434,665)	(429,732)
Other General And Administrative Expenses [Member]
Operating expenses
General and administrative expenses	(918,098)	(921,972)	(853,433)
Amortization Of Concession Intangible Assets [Member]
Operating expenses
Other operating expenses	(288,438)	(286,858)	(286,215)
Other Operating Expenses [Member]
Operating expenses
Other operating expenses	(198,555)	(198,569)	(152,279)
Other Operating Costs [Member]
Cost of electric energy services
Cost of operation	(1,615,893)	(1,496,127)	(1,627,350)
Depreciation And Amortization [Member]
Cost of electric energy services
Cost of operation	(1,278,272)	(1,237,627)	(1,143,795)
Operating expenses
Sales expenses	(5,211)	(4,260)	(5,403)
General and administrative expenses	R$ (109,132)	R$ 65,319	R$ 93,639